CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 11,119	$ 10,461
Federal funds sold	41,895	80,413
Investment securities
Available-for-sale, at fair value	265,388	180,971
Held-to-maturity, at amortized cost	34,662	38,367
Loans held for sale	521	78
Loans	353,769	365,319
Allowance for loan losses	(5,183)	(7,079)
Net loans	348,586	358,240
Bank premises and equipment, net	11,036	10,772
Other real estate owned	4,397	5,813
Accrued interest receivable	2,638	2,521
Other assets	3,147	5,235
TOTAL ASSETS	723,389	692,871
Deposits
Interest-bearing	528,989	511,782
Non-interest-bearing	91,303	79,099
Total deposits	620,292	590,881
Other borrowings	31,334	34,118
Other liabilities	1,339	1,900
Total liabilities	652,965	626,899
COMMITMENTS AND CONTINGENCIES (Notes 10 and 15)
STOCKHOLDERS' EQUITY
Common stock no par value, 5,000,000 shares authorized; 581,529 and 587,377 shares issued and outstanding at December 31, 2011 and 2010 respectively	12,644	12,541
Accumulated other comprehensive income, net of tax	3,769	1,639
Retained earnings	54,011	51,792
Total stockholders' equity	70,424	65,972
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 723,389	$ 692,871